Consolidated Statements of Equity (Deficit) - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Series C Redeemable Convertible Preferred Stock Redeemable Convertible Preferred Units	Series C-1 Redeemable Convertible Preferred Stock Redeemable Convertible Preferred Units	Series C-2 Redeemable Convertible Preferred Stock Redeemable Convertible Preferred Units	Redeemable Non-controlling Interests	Redeemable Convertible Preferred Units	Common Units	Common Stock	Additional Paid-In Capital	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Cumulative Effect, Period of Adoption, Adjustment	Total
Balance at the beginning (in shares) at Dec. 31, 2018							131,932,428
Balance at the beginning at Dec. 31, 2018							$ 209,781,000
Redeemable Convertible Preferred Units
Issuance of redeemable convertible preferred units, net of issuance costs (in shares)			95,686,490	27,985,068	8,706,402
Issuance of redeemable convertible preferred units, net of issuance costs			$ 245,912,000	$ 50,344,000	$ 16,782,000
Balance at the end (in shares) at Dec. 31, 2019							264,310,388
Balance at the end at Dec. 31, 2019							$ 565,005,000
Balance at the beginning (in shares) at Dec. 31, 2018								172,597,788
Balance at the beginning at Dec. 31, 2018											$ 5,056,000	$ (164,908,000)	$ (385,000)	$ 5,056,000	$ (165,293,000)
Equity
Issuance of common units for consideration in a business combination (in shares)								4,226,364
Issuance of common units for consideration in a business combination										$ 1,172,000					1,172,000
Equity-based compensation										69,000					69,000
Remeasurement of redeemable convertible preferred units							$ 42,186,000			(1,241,000)		(40,945,000)			(42,186,000)
Foreign currency translation adjustments													939,000		939,000
Net loss												(84,872,000)			(84,872,000)
Balance at the end (in shares) at Dec. 31, 2019								176,824,152
Balance at the end at Dec. 31, 2019												(285,669,000)	554,000		(285,115,000)
Redeemable Convertible Preferred Units
Issuance of redeemable convertible preferred units, net of issuance costs (in shares)				270,387			3,107,279
Issuance of redeemable convertible preferred units, net of issuance costs				$ 500,000			$ 4,041,000
Remeasurement of redeemable convertible preferred units							$ 202,433,000
Redeemable Non-controlling Interests, ending balance at Dec. 31, 2020															0
Balance at the end (in shares) at Dec. 31, 2020							267,688,054
Balance at the end at Dec. 31, 2020							$ 771,979,000								771,979,000
Equity
Issuance of common units for consideration in a business combination															0
Equity-based compensation										3,349,000					3,349,000
Remeasurement of redeemable convertible preferred units										(3,349,000)		(199,084,000)			(202,433,000)
Foreign currency translation adjustments													(313,000)		(313,000)
Net loss												(92,338,000)			(92,338,000)
Balance at the end (in shares) at Dec. 31, 2020								176,824,152	176,824,152
Balance at the end at Dec. 31, 2020												(577,091,000)	241,000		(576,850,000)
Redeemable Convertible Preferred Units
Effects of Reverse Recapitalization, net						$ 508,737,000	$ (1,198,080,000)
Effects of Reverse Recapitalization, net (in shares)							(267,688,054)
Vesting of employee equity units						431,000
Equity-based compensation subsequent to the Reverse Recapitalization						534,000				19,581,000					19,581,000
Foreign currency translation adjustments subsequent to the Reverse Recapitalization						13,000							13,000		13,000
Net loss subsequent to Reverse Recapitalization						(12,558,000)						(12,697,000)			(12,697,000)
Adjustment of redeemable noncontrolling interest to redemption amount						1,272,939,000
Redeemable Non-controlling Interests, ending balance at Dec. 31, 2021						$ 1,770,096,000									1,770,096,000
Balance at the end at Dec. 31, 2021															0
Equity
Issuance of common units for consideration in a business combination (in shares)									161,518,057
Issuance of common units for consideration in a business combination										573,800,000					573,800,000
Equity-based compensation										6,863,000					6,863,000
Remeasurement of redeemable convertible preferred units							$ 426,101,000			(908,000)		(425,193,000)			(426,101,000)
Foreign currency translation adjustments													(384,000)		(384,000)
Exercise of equity-based option (in shares)									70,208
Exercise of equity-based options										73,000					73,000
Net exercise of common unit warrants (in shares)									2,020,000
Net loss prior to Reverse Recapitalization												(129,336,000)			(129,336,000)
Effects of Reverse Recapitalization, net (in shares)	214,793,795	212,393,793							(340,432,417)
Effects of Reverse Recapitalization, net	$ 21,000	$ 21,000								503,719,000		562,630,000	71,000		1,066,462,000
Vesting of employee equity units (in shares)		358,184
Vesting of employee equity units										(431,000)					(431,000)
Adjustment of redeemable noncontrolling interest to redemption amount										$ (1,102,697,000)		(170,242,000)			(1,272,939,000)
Balance at the end (in shares) at Dec. 31, 2021	214,793,795	212,751,977
Balance at the end at Dec. 31, 2021	$ 21,000	$ 21,000										$ (751,929,000)	$ (59,000)		$ (751,946,000)